Condensed consolidated statements of profit or loss and total comprehensive income - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2019	Jun. 30, 2018
Profit or loss and total comprehensive income
Revenues	$ 91,805	$ 92,085	[1]	$ 185,690	$ 191,421	[1]
Net pool allocation	1,024	(357)	[1]	1,058	(357)	[1]
Voyage expenses and commissions	(2,037)	(1,725)	[1]	(3,874)	(3,059)	[1]
Vessel operating costs	(18,548)	(18,208)	[1]	(37,179)	(38,333)	[1]
Depreciation	(22,137)	(21,758)	[1]	(44,007)	(43,325)	[1]
General and administrative expenses	(4,741)	(4,894)	[1]	(9,435)	(9,786)	[1]
Profit from operations	45,366	45,143	[1]	92,253	96,561	[1]
Financial costs	(18,484)	(17,721)	[1]	(38,116)	(35,643)	[1]
Financial income	527	592	[1]	1,165	1,125	[1]
Gain/(loss) on derivatives	(8,266)	1,588	[1]	(13,143)	7,915	[1]
Total other expenses, net	(26,223)	(15,541)	[1]	(50,094)	(26,603)	[1]
Profit and total comprehensive income for the period	$ 19,143	$ 29,602	[1]	$ 42,159	$ 69,958	[1]
Common units
Earnings per unit attributable to the Partnership, basic and diluted:
Earnings per unit (basic)	$ 0.25	$ 0.40	[1]	$ 0.53	$ 0.99	[1]
Earnings per unit (diluted)	0.25	0.40	[1]	0.52	0.98	[1]
General partner units
Earnings per unit attributable to the Partnership, basic and diluted:
Earnings per unit (basic)	0.25	0.40		0.52	1.04
Earnings per unit (diluted)	0.25	0.40		0.52	1.04
Earnings per unit (basic and diluted)	$ 0.25	$ 0.40	[1]	$ 0.52	$ 1.04	[1]

[1]	Restated so as to reflect the historical financial statements of GAS-twenty seven Ltd. and GAS-twelve Ltd. acquired on November 14, 2018 and April 1, 2019, respectively, from GasLog (Note 1).